Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements
Set out below are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities recognized and the movements during the year ended December 31, 2021 and 2020.

	Right -of-use- assets	Lease Liabilities
As at January 1, 2020	4,821	5,208
Modifications and renewals	33	(100)
Additions	(333)	(328)
Depreciation expense	(642)	—
Interest expense	—	272
Payments	—	(716)

As at December 31, 2020	3,879	4,336
Additions	316	316
Disposals	(40)	(43)
Depreciation expense	(725)	—
Interest expense	—	243
Payments	—	(904)

As at December 31, 2021	3,430	3,948

Schedule of consolidated statement of operations and comprehensive loss

	2021	2020
Depreciation expense of right-of-use assets	603	642
Interest expense on lease liabilities	243	272
Expenses relating to short term leases	95	39
Variable lease payments	453	516

Total amount recognized in consolidated statement of operations and comprehensive loss	1,394	1,469